EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2011
DEFINED BENEFIT PLAN DISCLOSURE
Schedule of funded status of the plans, reconciled to the amount reported in the balance sheet

	Pension				Postretirement(a)
	Non-U.S. Plans(b)		U.S. Plans(c)		Non-U.S. Plans		U.S. Plans
As of or for the Years Ended December 31, (in millions)
	2011	2010	2011	2010	2011	2010	2011	2010

Change in projected benefit obligation:
Benefit obligation, beginning of year	$1,981	$2,313	$3,878	$3,687	$66	$106	$279	$274
Service cost	66	137	150	150	4	8	8	8
Interest cost	37	59	207	216	2	4	13	15
Actuarial (gain) loss	(7)	(6)	653	305	7	(10)	6	3
Benefits paid:
AIG assets	(26)	(52)	(8)	(10)	(1)	(1)	(7)	(13)
Plan assets	(48)	(57)	(118)	(115)	-	-	-	-
Plan amendment	(11)	-	(324)	-	-	(1)	(63)	-
Curtailments	-	-	-	(73)	-	-	-	(3)
Settlements	(56)	(28)	-	(282)	-	-	-	(5)
Foreign exchange effect	80	37	-	-	1	5	-	-
Dispositions	(888)	(736)	-	-	(30)	(45)	-	-
Acquisitions	-	329	-	-	-	-	-	-
Other	9	(15)	-	-	3	-	-	-

Projected benefit obligation, end of year	$1,137	$1,981	$4,438	$3,878	$52	$66	$236	$279

Change in plan assets:
Fair value of plan assets, beginning of year	$954	$750	$3,425	$3,362	$-	$-	$-	$-
Actual return on plan assets, net of expenses	3	(3)	125	456	-	-	-	-
AIG contributions	100	161	8	11	1	1	7	13
Benefits paid:
AIG assets	(26)	(52)	(8)	(10)	(1)	(1)	(7)	(13)
Plan assets	(48)	(57)	(118)	(115)	-	-	-	-
Settlements	(56)	(27)	-	(279)	-	-	-	-
Foreign exchange effect	45	39	-	-	-	-	-	-
Dispositions	(295)	(159)	-	-	-	-	-	-
Acquisitions	-	303	-	-	-	-	-	-
Other	6	(1)	-	-	-	-	-	-

Fair value of plan assets, end of year	$683	$954	$3,432	$3,425	$-	$-	$-	$-

Funded status, end of year	$(454)	$(1,027)	$(1,006)	$(453)	$(52)	$(66)	$(236)	$(279)

Amounts recognized in the consolidated balance sheet:

Assets	$80	$43	$-	$-	$-	$-	$-	$-

Liabilities	(534)	(1,070)	(1,006)	(453)	(52)	(66)	(236)	(279)

Total amounts recognized	$(454)	$(1,027)	$(1,006)	$(453)	$(52)	$(66)	$(236)	$(279)

Pre tax amounts recognized in Accumulated other comprehensive income (loss):

Net gain (loss)	$(272)	$(539)	$(1,550)	$(838)	$(2)	$3	$(18)	$(11)

Prior service (cost) credit	30	36	303	(13)	1	1	48	(15)

Total amounts recognized	$(242)	$(503)	$(1,247)	$(851)	$(1)	$4	$30	$(26)

(a)
AIG does not currently fund postretirement benefits.

(b)
Includes unfunded plans for which the aggregate pension benefit obligation was $267 million and $627 million at December 2011 and 2010, respectively. For 2011 and 2010, approximately 32 percent and 72 percent pertain to Japanese plans, which are not required by local regulation to be funded. The projected benefit obligation for these plans total $86 million and $454 million, respectively. The decrease is primarily attributed to the AIG Star and AIG Edison divestiture.

(c)
Includes non-qualified unfunded plans, for which the aggregate projected benefit obligation was $210 million and $219 million at December 2011 and 2010, respectively.

Schedule of components of net periodic benefit cost recognized in income and other amounts recognized in Accumulated other comprehensive income (loss)

	Pension						Postretirement
	Non-U.S. Plans			U.S. Plans			Non-U.S. Plans			U.S. Plans
(in millions)	2011	2010	2009	2011	2010	2009	2011	2010	2009	2011	2010	2009

Components of net periodic benefit cost:
Service cost	$66	$137	$121	$150	$150	$155	$4	$8	$11	$8	$8	$8
Interest cost	37	59	60	207	216	219	2	4	4	13	15	16
Expected return on assets	(25)	(31)	(31)	(250)	(259)	(226)	-	-	-	-	-	-
Amortization of prior service (credit) cost	(4)	(9)	(13)	(7)	1	-	-	-	-	(2)	-	-
Amortization of net (gain) loss	15	45	41	65	57	88	-	-	1	-	(1)	1
Net curtailment (gain) loss	-	(1)	(2)	-	1	(4)	-	-	-	-	(2)	1
Net settlement (gain) loss	8	3	11	-	58	14	-	-	-	-	(6)	(8)
Other	-	2	1	-	-	-	-	-	-	-	-	-

Net periodic benefit cost	$97	$205	$188	$165	$224	$246	$6	$12	$16	$19	$14	$18

Total recognized in Accumulated other comprehensive income (loss)	$261	$167	$(134)	$(396)	$85	$492	$(6)	$16	$11	$56	$(3)	$10

Total recognized in net periodic benefit cost and other comprehensive income (loss)	$164	$(38)	$(322)	$(561)	$(139)	$246	$(12)	$4	$(5)	$37	$(17)	$(8)

Schedule of weighted average assumptions used to determine the benefit obligations

	Pension		Postretirement
	Non-U.S. Plans(a)	U.S. Plans(b)	Non-U.S. Plans(a)	U.S. Plans(b)

December 31, 2011
Discount rate	3.02%	4.62%	4.19%	4.51%
Rate of compensation increase	2.94%	4.00%	3.61%	N/A%

December 31, 2010
Discount rate	2.25%	5.50%	4.00%	5.25%
Rate of compensation increase	3.00%	4.00%	3.00%	N/A%

(a)
The non-U.S. plans reflect those assumptions that were most appropriate for the local economic environments of each of the subsidiaries providing such benefits.

(b)
Due to plan amendments effective in 2012, the AIG Retirement, Excess and Postretirement Plans were remeasured at September 30, 2011 using the following discount rates 4.5, 4.25 and 4.5 percents, respectively,

Schedule of weighted average assumptions used to determine the net periodic benefit costs

	Pension
				Postretirement
		U.S. Plans
At December 31,	Non-U.S. Plans(a)			Non-U.S. Plans(a)	U.S. Plans

2011
Discount rate	2.25%	5.50	(b)%	4.00%	5.25(c)%
Rate of compensation increase	3.00%	4.00%		3.00%	N/A
Expected return on assets	3.14%	7.50%		N/A	N/A
2010
Discount rate	2.75%	6.00%		3.75%	5.75%
Rate of compensation increase	3.50%	4.00%		3.75%	N/A
Expected return on assets	3.75%	7.75%		N/A	N/A
2009
Discount rate	3.00%	6.00%		3.50%	6.00%
Rate of compensation increase	3.50%	4.25%		3.25%	N/A
Expected return on assets	4.75%	7.75%		N/A	N/A

(a)
The non-U.S. plans reflect those assumptions that were most appropriate for the local economic environments of the subsidiaries providing such benefits.

(b)
As a result of plan amendments effective April 1, 2012, the AIG Retirement and AIG Excess Plans were remeasured utilizing a discount rate of 4.5 and 4.25 percent, respectively at September 30, 2011.

(c)
As a result of a plan amendment effective April 1, 2012, the AIG Postretirement Plan was remeasured utilizing a discount rate of 4.5 percent at September 30, 2011.

Schedule of plan assets based on the level within the fair value hierarchy in which the fair value measurement falls

	Non-U.S. Plans				U.S. Plans
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

At December 31, 2011
Assets:
Cash & cash equivalents	$114	$-	$-	$114	$9	$-	$-	$9
Equity securities:
U.S.(a)	19	-	-	19	1,449	13	-	1,462
International(b)	242	1	-	243	305	16	-	321
Fixed maturity securities:
U.S. investment grade(c)	-	-	-	-	-	794	1	795
International investment grade(c)	-	139	-	139	-	-	-	-
U.S. and international high yield(d)	-	88	-	88	-	104	-	104
Mortgage and other asset-backed securities(e)	-	-	-	-	-	80	36	116
Other fixed maturity securities	-	40	1	41	-	-	-	-
Other investment types:
Hedge funds(f)	-	-	-	-	-	345	-	345
Commodities	-	-	-	-	-	26	-	26
Private equity(g)	-	-	-	-	-	-	223	223
Insurance contracts	-	-	39	39	-	31	-	31

Total	$375	$268	$40	$683	$1,763	$1,409	$260	$3,432

At December 31, 2010
Assets:
Cash & cash equivalents	$41	$3	$-	$44	$37	$-	$-	$37
Equity securities:
U.S.(a)	24	-	-	24	1,731	13	-	1,744
International(b)	407	112	-	519	278	18	-	296
Fixed maturity securities:
U.S. investment grade(c)	-	10	-	10	-	478	1	479
International investment grade(c)	8	219	-	227	-	-	-	-
U.S. and international high yield(d)	-	32	-	32	-	153	-	153
Mortgage and other asset-backed securities(e)	-	-	-	-	-	44	80	124
Other investment types:
Hedge funds(f)	-	-	-	-	-	332	-	332
Commodities	-	-	-	-	-	19	-	19
Private equity(g)	-	-	-	-	-	-	209	209
Insurance contracts	-	64	34	98	-	32	-	32

Total	$480	$440	$34	$954	$2,046	$1,089	$290	$3,425

(a)
Includes index funds that primarily track several indices including S&P 500 and S&P 600 in addition to other actively managed accounts, comprised of investments in large cap companies.

(b)
Includes investments in companies in emerging and developed markets.

(c)
Represents investments in U.S. and non-U.S. government issued bonds, U.S. government agency or sponsored agency bonds, and investment grade corporate bonds.

(d)
Consists primarily of investments in securities or debt obligations that have a rating below investment grade.

(e)
Comprised primarily of investments that are guaranteed by a U.S. government agency.

(f)
Includes funds comprised of macro, event driven, long/short equity, and controlled risk hedge fund strategies and a separately managed controlled risk strategy.

(g)
Includes funds that are diverse by geography, investment strategy, and sector.

Schedule of changes in Level 3 plan assets measured at fair value

At December 31, 2011 (in millions)	Balance Beginning of year	Net Realized and Unrealized Gains (Losses)	Purchases	Sales	Issuances	Settlements	Transfers In	Transfers Out	Balance at End of year	Changes in Unrealized Gains (Losses) on Instruments Held at End of year

Non-U.S. Plan Assets:
Other fixed income securities	$-	$-	$1	$-	$-	$-	$-	$-	$1	$-
Insurance contracts	34	3	2	-	-	-	-	-	39	-

Total	$34	$3	$3	$-	$-	$-	$-	$-	$40	$-

U.S. Plan Assets:
Fixed maturity
U.S. investment grade	$1	$-	$-	$-	$-	$-	$-	$-	$1	$-
U.S. and international high yield	-	-	-	-	-	(1)	1	-	-	1
Mortgage and other asset-backed securities	80	1	34	(79)	-	(1)	4	(3)	36	13
Private equity	209	5	30	(20)	-	(1)	-	-	223	(23)

Total	$290	$6	$64	$(99)	$-	$(3)	$5	$(3)	$260	$(9)

(in millions)	Balance Beginning of year	Net Realized and Unrealized Gains (Losses)	Purchases, Sales, Issuances and Settlements-Net	Transfers In (Out)	Balance at End of year	Changes in Unrealized Losses on Instruments Held at End of year

At December 31, 2010
Non-U.S. Plan Assets:
Real estate	$19	$-	$-	$(19)	$-	$-
Private equity	21	-	-	(21)	-	-
Insurance contracts	29	3	2	-	34	-

Total	$69	$3	$2	$(40)	$34	$-

U.S. Plan Assets:
Fixed maturity
U.S. investment grade	$1	$-	$-	$-	$1	$-
U.S. and international high yield	1	-	-	(1)	-	(1)
Mortgage and other asset-backed securities	52	7	24	(3)	80	(14)
Private equity	175	17	17	-	209	-

Total	$229	$24	$41	$(4)	$290	$(15)

Schedule of expected future benefit payments, net of participants' contributions

	Pension		Postretirement
(in millions)	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans

2012	$45	$276	$1	$16
2013	43	292	1	16
2014	44	298	1	17
2015	42	304	1	17
2016	45	311	1	18
2017 - 2021	266	1,654	8	104

Pensions
DEFINED BENEFIT PLAN DISCLOSURE
Schedule of accumulated benefit obligations

At December 31, (in millions)	2011	2010

Non-U.S. pension benefit plans	$895	$1,720
U.S. pension benefit plans	$4,291	$3,388

Schedule of projected benefit obligation in excess of the plan assets and the accumulated benefit obligation in excess of the plan assets

	PBO Exceeds Fair Value of Plan Assets				ABO Exceeds Fair Value of Plan Assets
	Non-U.S. Plans		U.S. Plans		Non-U.S. Plans		U.S. Plans
At December 31, (in millions)
	2011	2010	2011	2010	2011	2010	2011	2010

Projected benefit obligation	$956	$1,716	$4,438	$3,878	$916	$1,594	$4,438	$219
Accumulated benefit obligation	895	1,720	4,291	3,388	864	1,496	4,291	167
Fair value of plan assets	422	646	3,432	3,425	388	612	3,432	-

Non U.S. Pension Plans
DEFINED BENEFIT PLAN DISCLOSURE
Schedule of asset allocation percentage by major asset class and target allocation

At December 31,	Target 2012	Actual 2011	Actual 2010

Asset class:
Equity securities	36%	38%	57%
Fixed maturity securities	41%	39%	28%
Other investments	12%	6%	10%
Cash and cash equivalents	11%	17%	5%

Total	100%	100%	100%

U.S. Pension Plans
DEFINED BENEFIT PLAN DISCLOSURE
Schedule of asset allocation percentage by major asset class and target allocation

At December 31,	Target 2012	Actual 2011	Actual 2010

Asset class:
Equity securities	45%	52%	60%
Fixed maturity securities	30%	30%	22%
Other investments	25%	18%	18%

Total	100%	100%	100%

Postretirement Plans
DEFINED BENEFIT PLAN DISCLOSURE
Schedule of A one percent point change in the assumed healthcare cost trend rate

	One Percent Increase		One Percent Decrease
At December 31, (in millions)
	2011	2010	2011	2010

Non-U.S. plans	$11	$8	$(8)	$(6)
U.S. plans	$3	$4	$(3)	$(3)

U.S. Postretirement Plans
DEFINED BENEFIT PLAN DISCLOSURE
Schedule of assumed health care cost trend rates

At December 31,	2011		2010

Following year:
Medical (before age 65)	7.59%		7.75%
Medical (age 65 and older)	6.88%		7.00%

Ultimate rate to which cost increase is assumed to decline	4.50%		4.50%

Year in which the ultimate trend rate is reached:
Medical (before age 65)	2027	*	2027
Medical (age 65 and older)	2027	*	2027

*
Increase in ultimate trend rate is based on the current expectation of future increases in medical and prescription drug costs.